Derivative Financial Instruments - Details of Interest rate and currency Derivative Financial Instruments (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Switzerland, Francs [member]
Disclosure of financial instruments by type of interest rate [line items]
Debt	$ 3,816
DFIs	(3,473)
Net	343
1% Debt	(14,183)
Euro [member]
Disclosure of financial instruments by type of interest rate [line items]
Debt	103,859
DFIs	(85,825)
Net	18,034
1% Debt	(173,687)
Pound sterling [member]
Disclosure of financial instruments by type of interest rate [line items]
Debt	5,871
DFIs	(5,445)
Net	426
1% Debt	(10,292)
Japan, yen [member]
Disclosure of financial instruments by type of interest rate [line items]
Debt	7,600
DFIs	(3,470)
Net	4,130
1% Debt	(14,158)
Mexico, Pesos [member]
Disclosure of financial instruments by type of interest rate [line items]
Debt	24,783
DFIs	1,693
Net	26,476
1% Debt	(95,975)
Mexican Unidad de Inversion [member]
Disclosure of financial instruments by type of interest rate [line items]
1% Debt	(25,951)
Interbank Yield Curves One Percentage [member] | Switzerland, Francs [member]
Disclosure of financial instruments by type of interest rate [line items]
Debt	(15,283)
DFIs	14,597
Net	(686)
Interbank Yield Curves One Percentage [member] | Euro [member]
Disclosure of financial instruments by type of interest rate [line items]
Debt	(214,136)
DFIs	185,752
Net	(28,384)
Interbank Yield Curves One Percentage [member] | Pound sterling [member]
Disclosure of financial instruments by type of interest rate [line items]
Debt	(12,318)
DFIs	11,701
Net	(617)
Interbank Yield Curves One Percentage [member] | Japan, yen [member]
Disclosure of financial instruments by type of interest rate [line items]
Debt	(17,118)
DFIs	11,569
Net	(5,549)
Interbank Yield Curves One Percentage [member] | Mexico, Pesos [member]
Disclosure of financial instruments by type of interest rate [line items]
Debt	(104,478)
DFIs	(32,064)
Net	(136,542)
Interbank Yield Curves One Percentage [member] | Mexican Unidad de Inversion [member]
Disclosure of financial instruments by type of interest rate [line items]
Debt	(30,163)
DFIs	30,163
Net	0
Interbank Yield Curves VaR Ninety Percentage [member] | Switzerland, Francs [member]
Disclosure of financial instruments by type of interest rate [line items]
Net	(463)
Interbank Yield Curves VaR Ninety Percentage [member] | Euro [member]
Disclosure of financial instruments by type of interest rate [line items]
Net	(25,365)
Interbank Yield Curves VaR Ninety Percentage [member] | Pound sterling [member]
Disclosure of financial instruments by type of interest rate [line items]
Net	(527)
Interbank Yield Curves VaR Ninety Percentage [member] | Japan, yen [member]
Disclosure of financial instruments by type of interest rate [line items]
Net	(4,482)
Interbank Yield Curves VaR Ninety Percentage [member] | Mexico, Pesos [member]
Disclosure of financial instruments by type of interest rate [line items]
Net	(164,722)
Interbank Yield Curves VaR Ninety Percentage [member] | Mexican Unidad de Inversion [member]
Disclosure of financial instruments by type of interest rate [line items]
Net	$ 0